Commitments and contingencies (Details 2) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY
Commitments and contingencies
2015	$ 286	1,780
2016	25	156
2017	12	72
Total payments	$ 323	2,008